UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      PartnerRe Asset Management Corporation
Address:   One Greenwich Plaza
           Greenwich, CT 06830

Form 13F File Number:  28- 11245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Davidson
Title:     President and CEO
Phone:     203-485-4544

Signature, Place, and Date of Signing:

/s/ John W. Davidson                Greenwich, CT             07/27/07
--------------------                -------------             --------
  [signature]                         [City, State]             [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s) )

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section ]

     Form 13F File Number  Name

     28-
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     44
                                            --------------

Form 13F Information Table Value Total:     842,383
                                            ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No. Form 13F File Number Name

                  28-
[Repeat as necessary.]




                           FORM 13F INFORMATION TABLE
----------------------------- ------------ ------------ -------- ---------- ---- ------ ------------ --------- ----- -----   ----
                                                                                                              Voting Voting  Voting
             NameOfIssuer      Title                              Shrs or   Sh/  Put/   Investment   Other    Auth   Auth    Auth
                               OfClass         CUSIP      Value   PrnAmt    Prn  CALL   Discretion   Managers Sole   Shared  None
----------------------------- ------------ ------------ -------- ---------- ---- ------ ------------ --------- ----- ------  ----
ABB LTD                       SPONSORED ADR    000375204   17280    600000  SH          Sole         None      600000   0     0
ABBOTT LABS                   COM              002824100   11998    213675  SH          Sole         None      213675   0     0
ADVANCED MEDICAL OPTICS INC   COM              00763M108    5919    241300  SH          Sole         None      241300   0     0
AKAMAI TECHNOLOGIES INC       COM              00971T101   13840    400000  SH          Sole         None      400000   0     0
ALTRIA GROUP INC              COM              02209S103   18895    250000  SH          Sole         None      250000   0     0
AMERICAN INTL GROUP INC       COM              026874107   18947    325000  SH          Sole         None      325000   0     0
BE AEROSPACE INC              COM              073302101   17886    338100  SH          Sole         None      338100   0     0
BJ SVCS CO                    COM              055482103   16982    700000  SH          Sole         None      700000   0     0
BOEING CO                     COM              097023105   11757    134423  SH          Sole         None      134423   0     0
CLEVELAND CLIFFS INC          COM              185896107    5040     50000  SH          Sole         None       50000   0     0
CONOCOPHILLIPS                COM              20825C104   21722    246000  SH          Sole         None      246000   0     0
CORNING INC                   COM              219350105   20987    874841  SH          Sole         None      874841   0     0
CORRECTIONS CORP AMER NEW C   OM NEW           22025Y407    2649     89752  SH          Sole         None       89752   0     0
E M C CORP MASS               COM              268648102   17418    940000  SH          Sole         None      940000   0     0
ERICSSON L M TEL CO           ADR B SEK 10     294821608   13382    573109  SH          Sole         None      573109   0     0
FIDELITY NATIONAL FINANCIAL   CL A             31620R105    6574    450000  SH          Sole         None      450000   0     0
HELIX ENERGY SOLUTIONS GRP I  COM              42330P107   12035    290000  SH          Sole         None      290000   0     0
HSBC HLDGS PLC                SPON ADR NEW     404280406   19937  238172.5  SH          Sole         None    238172.5   0     0
INTEL CORP                    SDCV 2.950%12/1  458140AD2    6368   6000000  PRN         Sole         None     6000000   0     0
ISHARES TR                    RUSSELL1000GRW   464287614   22185    365000  SH          Sole         None      365000   0     0
ISHARES TR                    MSCI EAFE IDX    464287465  147188   1875000  SH          Sole         None     1875000   0     0
ISHARES TR                    DJ US TELECOMM   464287713   26421    895000  SH          Sole         None      895000   0     0
KOHLS CORP                    COM              500255104    7557    165000  SH          Sole         None      165000   0     0
LOEWS CORP                    COM              540424108   17626    350134  SH          Sole         None      350134   0     0
MATTEL INC                    COM              577081102   13156    690941  SH          Sole         None      690941   0     0
MEDICIS PHARMACEUTICAL CORP   CL A NEW         584690309   17492    673564  SH          Sole         None      673564   0     0
METLIFE INC                   COM              59156R108   21567    350000  SH          Sole         None      350000   0     0
MYLAN INC                     COM              628530107   17500   1244700  SH          Sole         None     1244700   0     0
NEXTEL COMMUNICATIONS INC     NOTE 5.250% 1/1  65332VAY9   10218  10000000  PRN         Sole         None    10000000   0     0
PDL BIOPHARMA INC             COM              69329Y104   12264    700000  SH          Sole         None      700000   0     0
PEABODY ENERGY CORP           COM              704549104   18247    296025  SH          Sole         None      296025   0     0
PG&E CORP                     COM              69331C108   10773    250000  SH          Sole         None      250000   0     0
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT   71712A206   15838    200000  SH          Sole         None      200000   0     0
SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886   12699    300000  SH          Sole         None      300000   0     0
SELECT SECTOR SPDR TR         SBI MATERIALS    81369Y100   22935    550000  SH          Sole         None      550000   0     0
SIEMENS A G                   SPONSORED ADR    826197501   12588     80000  SH          Sole         None       80000   0     0
SOUTHERN CO                   COM              842587107    6781    175000  SH          Sole         None      175000   0     0
SPDR TR                       UNIT SER 1       78462F103   87288    597000  SH          Sole         None      597000   0     0
STARBUCKS CORP                COM              855244109   16991    830000  SH          Sole         None      830000   0     0
WALGREEN CO                   COM              931422109   12186    320000  SH          Sole         None      320000   0     0
WHOLE FOODS MKT INC           COM              966837106   11020    270100  SH          Sole         None      270100   0     0
WILLIAMS COS INC DEL          COM              969457100   16613    464300  SH          Sole         None      464300   0     0
WISCONSIN ENERGY CORP         COM              976657106    9352    192000  SH          Sole         None      192000   0     0
YAHOO INC                     COM              984332106   16282    700000  SH          Sole         None      700000   0     0
